Other current operating assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 20.8	SFr 21.0
Indirect taxes (VAT/GST) receivables	26.6	39.7
Social security receivables	0.4	9.3
Other current assets	13.3	7.0
Other current operating assets	SFr 61.2	SFr 77.0